Pension and other post-employment benefits - Summary of pension and other staff-related benefit costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 29	€ 29	€ 28
Past service cost	1	1	1
Interest cost	(19)	(16)	(21)
Effect of curtailment or settlement		(1)
Defined benefit plans	11	13	8
Defined contribution plans	460	423	391
Pension and other post-employment benefits	471	435	399
Other staff-related benefits	16	20	19
Pension and other staff-related benefits	488	455	418
Net defined benefit asset/liability
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	28	28	27
Past service cost	1	1	1
Interest cost	(21)	(19)	(23)
Effect of curtailment or settlement		(1)
Defined benefit plans	7	9	5
Other post-employment benefits, net
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Interest cost	3	3	2
Defined benefit plans	€ 3	€ 4	€ 3